Document And Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Dec. 15, 2020
Entity Registrant Name	SFS Series Trust
Entity Central Index Key	0001818750
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2020
Document Effective Date	Dec. 15, 2020
Prospectus Date	Dec. 15, 2020
Hercules Fund | Hercules Fund
Prospectus [Line Items]
Trading Symbol	NFLHX